DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Other financial assets at amortized cost	$ 1,910	$ 27,651
Non Current [Abstract]
Other financial assets at amortized cost	22,444,522	20,768,077
Other Financial Assets at Amortized Cost [Member]
Current [Abstract]
Other financial assets at amortized cost	1,910	4,595
Non Current [Abstract]
Other financial assets at amortized cost	22,444,522	20,768,077
Fixed Term Deposits in Foreign Currency [Member]
Current [Abstract]
Other financial assets at amortized cost	0	0
Non Current [Abstract]
Other financial assets at amortized cost	22,443,338	20,763,405
VRD Bonds [Member]
Current [Abstract]
Other financial assets at amortized cost	1,910	4,595
Non Current [Abstract]
Other financial assets at amortized cost	1,184	4,672
Private Debt Bonds [Member]
Current [Abstract]
Other financial assets at amortized cost	0	23,056
Non Current [Abstract]
Other financial assets at amortized cost	$ 0	$ 0